Related Parties Balances and Transactions (Schedule of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Salaries and related expenses	$ 1,615	$ 1,718	$ 2,795
Share-based compensation	389	427	1,304
Professional services	286	284	258
Research and development	36	36	36
Total related party expenses	$ 2,326	$ 2,465	$ 4,393